SUPPLEMENT DATED JUNE 11, 2002
                         TO DREYFUS FOUNDERS FUNDS, INC.
                      CLASS F PROSPECTUS DATED MAY 1, 2002

Fund Expenses

The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by certain of the Funds, effective June 1, 2002. Accordingly, the annual "Other Expenses" and "Total Annual Fund Operating Expenses" as shown in those Funds' respective Fee Tables in the Fund Summaries section of the Prospectus are expected to increase by approximately the following amounts (based on each Fund's net assets as of the date of this Supplement):

         Fund                               Increase in Expenses

         Balanced Fund                                   0.03%
         Discovery Fund                                  0.02%
         Growth Fund                                     0.03%
         Growth and Income Fund                          0.03%
         Mid-Cap Growth Fund                             0.03%
         Passport Fund                                   0.07%
         Worldwide Growth Fund                           0.05%

Shareholder Services

The section of the Prospectus entitled "Establishing Additional Services - Systematic Withdrawal Plan" is hereby amended on page 37 by adding the following paragraph as the last paragraph of that section:

          If a shareholder elects to receive systematic withdrawals by check and either the U.S. Postal Service cannot deliver the check, or we receive notice that the shareholder is deceased, we reserve the right to terminate the shareholder's systematic withdrawal plan.

                                                                   June 11, 2002

                         DREYFUS FOUNDERS BALANCED FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            Supplement to Prospectus
                                dated May 1, 2002

     The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by the fund, effective June 1, 2002. Accordingly, the fund's "Other expenses" and "Total annual fund operating expenses" as shown in the Fee Table on page 4 of the prospectus are expected to increase by approximately 0.03% per year (based on the fund's net assets as of the date of this Supplement).

                                                                   June 11, 2002

                         DREYFUS FOUNDERS DISCOVERY FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            Supplement to Prospectus
                                dated May 1, 2002

          The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by the fund, effective June 1, 2002. Accordingly, the fund's "Other expenses" and "Total annual fund operating expenses" as shown in the Fee Table on page 3 of the prospectus are expected to increase by approximately 0.02% per year (based on the fund's net assets as of the date of this Supplement).

                                                                   June 11, 2002

                          DREYFUS FOUNDERS GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            Supplement to Prospectus
                                dated May 1, 2002

          The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by the fund, effective June 1, 2002. Accordingly, the fund's "Other expenses" and "Total annual fund operating expenses" as shown in the Fee Table on page 3 of the prospectus are expected to increase by approximately 0.03% per year (based on the fund's net assets as of the date of this Supplement).

                                                                   June 11, 2002

                     DREYFUS FOUNDERS GROWTH AND INCOME FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            Supplement to Prospectus
                                dated May 1, 2002

          The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by the fund, effective June 1, 2002. Accordingly, the fund's "Other expenses" and "Total annual fund operating expenses" as shown in the Fee Table on page 3 of the prospectus are expected to increase by approximately 0.03% per year (based on the fund's net assets as of the date of this Supplement).

                                                                   June 11, 2002

                      DREYFUS FOUNDERS MID-CAP GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            Supplement to Prospectus
                                dated May 1, 2002

          The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by the fund, effective June 1, 2002. Accordingly, the fund's "Other expenses" and "Total annual fund operating expenses" as shown in the Fee Table on page 3 of the prospectus are expected to increase by approximately 0.03% per year (based on the fund's net assets as of the date of this Supplement).

                                                                   June 11, 2002

                         DREYFUS FOUNDERS PASSPORT FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            Supplement to Prospectus
                                dated May 1, 2002

          The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by the fund, effective June 1, 2002. Accordingly, the fund's "Other expenses" and "Total annual fund operating expenses" as shown in the Fee Table on page 3 of the prospectus are expected to increase by approximately 0.07% per year (based on the fund's net assets as of the date of this Supplement).

                                                                   June 11, 2002

                     DREYFUS FOUNDERS WORLDWIDE GROWTH FUND
                        CLASS A, B, C, R AND T PROSPECTUS

                            Supplement to Prospectus
                                dated May 1, 2002

          The Board of Directors of Dreyfus Founders Funds, Inc. has approved an increase in the accounting agent fees payable to Founders by the fund, effective June 1, 2002. Accordingly, the fund's "Other expenses" and "Total annual fund operating expenses" as shown in the Fee Table on page 3 of the prospectus are expected to increase by approximately 0.05% per year (based on the fund's net assets as of the date of this Supplement).

                                                                   June 11, 2002

                          DREYFUS FOUNDERS FUNDS, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                DATED MAY 1, 2002

Company Officers

The section of the Statement of Additional Information entitled "Directors and Officers - Officers" is hereby amended on page 36 to add the following paragraph:


                          Position(s) Held
  Name, Address           with Fund, Term and    Principal Occupation(s) During
   and Age                Length of Time Served  Past Five Years
 ----------------------   ---------------------  ------------------------------
 Janelle E. Belcher       Assistant Secretary    Founders' Vice President -
 2930 East Third Avenue   of the Funds since     Compliance since April 2002;
 Denver, Colorado 80206   May 2002.              Manager of Compliance (July
 Age:  44                                        2000 to April 2002). Formerly,
                                                 Securities Compliance Examiner,
                                                 Staff Accountant and Team
                                                 Leader for the U.S. Securities
                                                 and Exchange Commission (April
                                                 1990 to July 2000).

Founders' Officers

The section of the Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 45 by replacing the last paragraph on that page with the following:

          Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Stephen E. Canter, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Janelle E. Belcher, Vice President; Scott A. Bennewitz, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Francis P. Gaffney, Senior Vice President; John B. Jares, Vice President; Robert T. Kelly, Vice President; David L. Ray, Senior Vice President and Treasurer; William L. Reith, Vice President; Bridget M. Richards, Senior Vice President; Richard
     A. Sampson, Senior Vice President;  Kevin S. Sonnett, Vice President; Tracy
     P. Stouffer, Vice President;  David M. Sundquist,  Vice President; and Lisa
     G. Warshafsky, Vice President. The affiliations of Messrs. Sabo, Ray, Christoffersen, Gaffney and Kelly and Ms. Belcher with the Company are shown under the "Directors and Officers" section of this SAI.

Other Services

The section of the Statement of Additional  Information entitled "Other Services
- Fund Accounting and Administrative Services Agreement" is hereby amended on page 74 by replacing the second sentence of the second paragraph of that section with the following:

               Each of the domestic Funds (the Balanced, Discovery, Government Securities, Growth, Growth and Income, Mid-Cap Growth and Money Market Funds) pays a fee for this service which is computed at an annual rate of:

          o 0.06% of the daily net assets of the Fund from $0 to $500 million;
          o 0.04% of the daily net assets of the Fund from $500 million to $1 billion; and
          o 0.02% of the daily net assets of the Fund in excess of $1 billion.

               Each of the international Funds (the International Equity and Passport Funds) pays a fee for this service which is computed at an annual rate of:

          o 0.10% of the daily net assets of the Fund from $0 to $500 million;
          o 0.065% of the daily net assets of the Fund from $500 million to $1 billion; and
          o 0.02% of the daily net assets of the Fund in excess of $1 billion.

               The Worldwide Growth Fund pays a fee for this service which is computed by applying the foregoing fee for domestic Funds to the Fund's domestic assets and the foregoing fee for international Funds to the Fund's foreign assets, with the proportions of domestic and foreign assets recalculated monthly.

               Founders has agreed to waive any fees for this service payable by the Government Securities and Money Market Funds to the extent they exceed each such Fund's respective share (based on the relative net assets of all Funds) of a fee computed at an annual rate of 0.06% of the daily net assets of all Funds, taken as a whole, from $0 to $500 million and 0.02% of the daily net assets of all Funds, taken as a whole, in excess of $500 million.

               In addition, after applying the foregoing waivers and any other expense limitations or fee waivers that reduce the fees paid to Founders for this service, Founders has agreed to waive any remaining fees for this service to the extent that they exceed Founders' costs in providing this service.

               The Funds also reimburse Founders for the out-of-pocket expenses incurred by it in performing this service for the Funds.


                                       2